Commitments (Details) - ILS (₪) ₪ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 30, 2020	Jul. 31, 2019	Apr. 30, 2017	Dec. 31, 2020	Feb. 11, 2021	Feb. 08, 2021
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity				₪ 200,000
Stipulation shareholder holding percentage				10.00%
Interest rate				5.94%
Commitments to purchase equipment				₪ 376,000
Period of renew of agreement				5 years
IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity		₪ 110,000
Stipulation shareholder holding percentage		70.00%
Annual consideration		₪ 180,000
Period of loan		9 years
Percentage of issued and outstanding		30.00%
Ownership holding	23.30%	30.00%
Guarantee amount		₪ 70,000
Duarantee is expected to decrease		35,000
IBC's license, including an obligation					₪ 1,700
Israel Infrastructure Fund [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity		₪ 200,000
Stipulation shareholder holding percentage		70.00%
Term of agreement		3 years
IEC [Member]
Disclosure of contingent liabilities in business combination [line items]
Ownership holding		70.00%
Xfone [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity				₪ 34,000		₪ 34,000
Bottom of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate		4.00%
Percentage Indefeasible right of Use (IRU)		10.00%
Top of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate		6.00%
Percentage Indefeasible right of Use (IRU)		15.00%
Mediterranean Nautilus Ltd. and Mediterranean Nautilus (Israel) Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements				₪ 27,000
2020 Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Number of employees resign				450
Xfone [Member] | Bottom of range [member] | First year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			₪ 20,000
Xfone [Member] | Top of range [member] | Fifth year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			₪ 110,000